Significant accounting policies - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Vitru Brasil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Uniasselvi
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fameg
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FAIR
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FAC/FAMAT
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%